UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 450.1	$ 319.0
Accounts receivables, net	346.4	278.3
Amount due from related party	141.1	128.1
Other current assets	137.2	166.6
Total current assets	1,074.8	892.0
Non-current assets
Drilling units	5,443.8	5,547.3
Goodwill	3.2	3.2
Deferred tax assets	23.4	34.2
Amount due from related party	0.0	50.0
Other non-current assets	258.1	314.4
Total non-current assets	5,728.5	5,949.1
Total assets	6,803.3	6,841.1
Current liabilities
Current portion of long-term debt	93.8	93.8
Current portion of long-term related party debt	36.3	145.8
Trade accounts payable	35.9	24.1
Current portion of deferred and contingent consideration to related party	37.8	60.4
Related party payables	302.2	304.7
Other current liabilities	322.8	217.9
Total current liabilities	828.8	846.7
Non-current liabilities
Long-term debt	3,392.9	3,440.4
Long-term related party debt	142.1	160.2
Deferred and contingent consideration to related party	172.3	185.4
Deferred tax liability	53.0	43.7
Long-term related party payable	0.0	50.0
Other non-current liabilities	9.8	17.3
Total non-current liabilities	3,770.1	3,897.0
Members’ capital:
Common unitholders (issued 75,278,250 units as at June 30, 2016 and as at December 31, 2015)	986.5	945.5
Subordinated unitholders (issued 16,543,350 units as at June 30, 2016 and as at December 31, 2015)	36.1	18.8
Seadrill member interest	0.0	0.0
Total members’ capital	1,022.6	964.3
Non-controlling interest	1,181.8	1,133.1
Total equity	2,204.4	2,097.4
Total liabilities and equity	$ 6,803.3	$ 6,841.1